Related Party Transactions and Balances (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	$ 88,664,650	$ 30,703,558
Loans from a cost investment investee	88,664,650	30,703,558
China Great Wall Assets Management Co. Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	14,510,876	15,336,412
Loans from a cost investment investee	$ 14,510,876	$ 15,336,412
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company
Xinjiang Microcredit Refinancing Co., Ltd. [Member]
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	$ 14,539,956	$ 15,367,146
Loans from a cost investment investee	$ 14,539,956	$ 15,367,146
Shareholders and related parties	Non-controlling shareholders of the Company	Non-controlling shareholders of the Company
Hangzhou Jingyuan Investment Management Co., Ltd [Member]
Schedule of Guarantees of Loans Receivable
Principal of guarantee loan	$ 59,613,818
Loans from a cost investment investee	$ 59,613,818
Shareholders and related parties	Non-controlling shareholders of the Company